Consolidated Balance Sheets (Unaudited) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash	$ 5,864,388	$ 2,354,169	$ 129,152
Accounts receivable	330,000
Marketable securities - available for sale securities	6,250	12,500
Prepaid expenses	321,025	40,333
Assets of discontinued operations - current portion		82,145	20,000
Total current assets	6,521,663	2,489,147	149,152
Other assets:
Property and equipment, net	8,056
Intangible assets, net	3,217,007	492,152
Goodwill	2,144,488
Assets of discontinued operations - long term portion		1,035,570	3,500
Total other assets	5,369,551	1,527,722	3,500
Total Assets	11,891,214	4,016,869	152,652
Current liabilities:
Accounts payable and accrued expenses	372,552	57,158	4,000
Notes payable - related party			152,974
Advances payable			100,000
Liabilities of discontinued operations	30,664	30,664
Total liabilities	403,216	87,822	256,974
Stockholders' Equity:
Preferred stock, $.0001 par value, 50,000,000 shares authorized: none issued and outstanding
Common stock, ($.0001 par value; 200,000,000 shares authorized; 5,337,679 and 3,503,565 issued and outstanding at September 30, 2013 and December	534	352	1,000
Additional paid-in capital	20,917,699	10,976,325	4,000
Subscription receivable	(25,000)
Accumulated other comprehensive income - marketable securities available for sale	(6,250)
Deficits accumulated during the development stage	(9,388,489)	(7,037,134)	(109,322)
Total Marathon Patent Group, Inc. equity	11,498,494	3,939,543	(104,322)
Non-controlling interest in subsidiary	(10,496)	(10,496)
Total stockholders' equity	11,487,998	3,929,047	(104,322)
Total liabilities and stockholders' equity	$ 11,891,214	$ 4,016,869	$ 152,652